Share Based Compensation - Schedule of Fair Value of Share Options Estimated (Details)	12 Months Ended
Dec. 31, 2022
Share Based Compensation - Schedule of Fair Value of Share Options Estimated (Details) [Line Items]
Risk-free interest rate	1.35%
Volatility	39.00%
Dividend yield	2.50%
Expected Life	6 years